Inventory	12 Months Ended
Dec. 31, 2012
Inventory
2.	Inventory

Inventory consists of the following:

	December 31, 2012	December 31, 2011
Raw materials	$95,732	$73,501
Work in process	—	—
Finished goods	884	2,267
Customer projects in process	840	—

Total Inventory	$97,456	$75,768